Deferred Revenue	12 Months Ended
Mar. 31, 2024
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue [Text Block]

16. Deferred Revenue

The Company recorded Deferred Revenue of $9,942,385 for deposits received from customers for the sale of all- electric vehicles which were not delivered as at March 31, 2024 (March 31, 2023 - $9,998,609). The following table summarizes changes in deferred revenue during the years ended March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023

Deferred Revenue, beginning of year	$9,998,609	$6,514,712
Additions to deferred revenue during the year	4,361,857	11,576,344
Deposits returned	(234,415)	(302,298)
Revenue recognized from deferred revenue during the year	(4,183,666)	(7,790,149)
Deferred Revenue, end of year	$9,942,385	$9,998,609

Current portion	$7,066,145	$8,059,769
Long term portion	2,876,240	1,938,840
	$9,942,385	$9,998,609

The Company expects to recognize revenue from amounts held in the current portion of deferred revenue within the next twelve months, based on expected deliveries of vehicles and from completed sales of vehicle parts. The Company expects to recognize revenue from amounts held in the long-term portion of deferred revenue more than twelve months after the reporting date. As at March 31, 2024 the current portion of deferred revenue includes a financing component of $324,265 (2023 - $324,967), and during the year ended March 31, 2024, $36,030 of this deferred revenue was recognized in revenue (2023 - $83,437).